Offerings - Offering: 1	Sep. 25, 2024 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	13.00% Series D Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	26.70
Maximum Aggregate Offering Price	$ 40,050,000.00
Amount of Registration Fee	$ 5,911.38
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of 13.00% Series D Cumulative Redeemable Perpetual Preferred Stock that become issuable pursuant to that certain purchase agreement by and between Hyperscale Data, Inc. and Orion Equity Partners LLC, dated as of June 20, 2024, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the 13.00% Series D Cumulative Redeemable Perpetual Preferred Stock, as applicable.